Long-term assets - E.1.5. Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	$ 1,077	$ 599
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	512	0
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	116	123
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	54	57
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	183	199
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Goodwill	4	10
Other
Disclosure of information for cash-generating units [line items]
Goodwill	$ 15	$ 16